Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$16,378,546,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$22,784,121,600

OSFI Covered Bond Limit			$36,920,540,627

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Supplementary Information (continued)
Scotiabank's Credit Ratings(1)	Moody's	Fitch	DBRS	S&P
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa3	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$16,378,546,600

A = Lesser of (i) LTV Adjusted Loan Balance and			19,099,044,092		A (i)	20,426,785,126
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	19,099,044,092
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			303,541,429
Total: A + B + C + D + E - F			18,795,502,663

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			17,709,601,254
A = lesser of (i) Present Value of outstanding loan balance of Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans			20,566,635,447		A (i) A (ii)	20,566,635,447 38,621,120,600
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			20,566,635,447

Intercompany Loan Balance

Guarantee Loan			17,519,351,363
Demand Loan			3,432,310,110
Total			20,951,661,472

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
February 29, 2016	N/A		N/A

Portfolio Flow of Funds

	29-Feb-16		28-Jan-16
Cash Inflows
Principal Receipts	293,389,795.86		283,885,272.78
Sale of Loans	29,934,764.27		23,025,695.25
Revenue Receipts	54,554,168.48		51,773,966.14
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(47,646,432.20)	(6)	(44,856,542.40)	(7)
Purchase of Loans	(25,385,840.53)		(29,388,172.68)
Intercompany Loan Repayment	(297,938,719.60)	(6)	(277,522,795.35)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(186.86)		(773.53)
Net Inflows/(Outflows)	6,907,549.42		6,916,650.21

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city  or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.5543%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on March 17th, 2016.

(7) This amount was paid out on February 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Portfolio Summary Statistics

Previous Month Ending Balance	$ 20,706,030,321
Current Month Ending Balance	$ 20,408,195,599
Number of Mortgage Loans in Pool	116,293
Average Loan Size	$175,489
Number of Primary Borrowers	103,591
Number of Properties	105,863
Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.02%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.36%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.48%
Weighted Average Seasoning of Loans in the Portfolio	30.45	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.95%
Weighted Average Original Term of Loans in the Portfolio	51.22	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	20.77	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	44.48	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	116,102	99.84%	20,365,672,359	99.79%
30 to 59 Days Past Due	158	0.14%	35,519,741	0.17%
60 to 89 Days Past Due	33	0.03%	7,003,499	0.03%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	13,488	11.60%	2,761,978,769	13.53%
British Columbia	14,677	12.62%	3,422,398,386	16.77%
Manitoba	2,944	2.53%	394,987,327	1.94%
New Brunswick	3,194	2.75%	312,262,691	1.53%
Newfoundland	3,471	2.98%	450,396,981	2.21%
Northwest Territories	34	0.03%	6,458,976	0.03%
Nova Scotia	4,731	4.07%	539,875,940	2.65%
Nunavut	-	0.00%	-	0.00%
Ontario	56,981	49.00%	10,143,647,394	49.70%
Prince Edward Island	733	0.63%	71,307,451	0.35%
Quebec	12,207	10.50%	1,648,072,644	8.08%
Saskatchewan	3,561	3.06%	603,833,800	2.96%
Yukon	272	0.23%	52,975,241	0.26%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,076	2.65%	583,638,424	2.86%
599 or less	2,851	2.45%	493,350,582	2.42%
600 - 650	4,485	3.86%	856,369,053	4.20%
651 - 700	9,582	8.24%	1,856,718,987	9.10%
701 - 750	15,265	13.13%	2,878,022,336	14.10%
751 - 800	19,651	16.90%	3,656,324,864	17.92%
801 and Above	61,383	52.78%	10,083,771,354	49.41%
Total	116,293	100.00%	20,408,195,599	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	99,005	85.13%	17,392,416,661	85.22%
Variable	17,288	14.87%	3,015,778,938	14.78%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	90,672	77.97%	14,346,993,646	70.30%
Non-STEP	25,621	22.03%	6,061,201,953	29.70%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,786	2.40%	490,126,054	2.40%
Owner Occupied	113,507	97.60%	19,918,069,545	97.60%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	98,406	84.62%	17,783,802,918	87.14%
3.5000 - 3.9999	13,606	11.70%	2,053,797,522	10.06%
4.0000 - 4.4999	3,134	2.69%	430,151,214	2.11%
4.5000 - 4.9999	741	0.64%	93,868,967	0.46%
5.0000 - 5.4999	274	0.24%	28,761,946	0.14%
5.5000 - 5.9999	62	0.05%	6,287,575	0.03%
6.0000 - 6.4999	61	0.05%	10,973,242	0.05%
6.5000 - 6.9999	8	0.01%	454,282	0.00%
7.0000 - 7.4999	1	0.00%	97,933	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	15,140	13.02%	929,375,857	4.55%
20.01-25.00	5,787	4.98%	626,272,018	3.07%
25.01-30.00	6,128	5.27%	796,914,166	3.90%
30.01-35.00	6,879	5.92%	1,039,346,511	5.09%
35.01-40.00	7,599	6.53%	1,286,817,759	6.31%
40.01-45.00	8,699	7.48%	1,632,135,960	8.00%
45.01-50.00	10,252	8.82%	2,098,899,762	10.28%
50.01-55.00	12,020	10.34%	2,581,599,033	12.65%
55.01-60.00	13,453	11.57%	2,949,189,674	14.45%
60.01-65.00	12,325	10.60%	2,661,793,694	13.04%
65.01-70.00	8,866	7.62%	1,920,076,338	9.41%
70.01-75.00	6,159	5.30%	1,292,189,384	6.33%
75.01-80.00	2,742	2.36%	546,517,118	2.68%
80.01 and Above	244	0.21%	47,068,325	0.23%
Total	116,293	100.00%	20,408,195,599	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	24,634	21.18%	3,847,839,523	18.85%
12.00 - 23.99	65,559	56.37%	11,546,291,699	56.58%
24.00 - 35.99	11,856	10.19%	2,648,313,564	12.98%
36.00 - 41.99	2,568	2.21%	561,271,083	2.75%
42.00 - 47.99	3,146	2.71%	473,503,219	2.32%
48.00 - 53.99	3,771	3.24%	566,283,670	2.77%
54.00 - 59.99	3,472	2.99%	551,175,968	2.70%
60.00 - 65.99	639	0.55%	101,200,241	0.50%
66.00 - 71.99	20	0.02%	3,714,130	0.02%
72.00 and Above	628	0.54%	108,602,502	0.53%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	39,003	33.54%	2,199,629,760	10.78%
100,000 - 149,999	21,824	18.77%	2,715,382,104	13.31%
150,000 - 199,999	17,789	15.30%	3,089,797,993	15.14%
200,000 - 249,999	12,782	10.99%	2,858,977,974	14.01%
250,000 - 299,999	8,724	7.50%	2,382,775,345	11.68%
300,000 - 349,999	5,589	4.81%	1,805,864,471	8.85%
350,000 - 399,999	3,548	3.05%	1,322,024,673	6.48%
400,000 - 449,999	2,172	1.87%	919,821,524	4.51%
450,000 - 499,999	1,460	1.26%	691,445,880	3.39%
500,000 - 549,999	954	0.82%	499,466,258	2.45%
550,000 - 599,999	614	0.53%	352,187,765	1.73%
600,000 - 649,999	449	0.39%	280,099,470	1.37%
650,000 - 699,999	270	0.23%	182,277,807	0.89%
700,000 - 749,999	206	0.18%	149,317,568	0.73%
750,000 - 799,999	163	0.14%	126,187,860	0.62%
800,000 - 849,999	142	0.12%	117,035,307	0.57%
850,000 - 899,999	96	0.08%	83,757,290	0.41%
900,000 - 949,999	77	0.07%	71,041,207	0.35%
950,000 - 999,999	55	0.05%	53,672,505	0.26%
1,000,000 or Greater	376	0.32%	507,432,840	2.49%
Total	116,293	100.00%	20,408,195,599	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	14,065	12.09%	2,218,312,899	10.87%
Single Family	99,830	85.84%	17,720,404,961	86.83%
Multi Family	2,124	1.83%	427,677,920	2.10%
Other	274	0.24%	41,799,820	0.20%
Total	116,293	100.00%	20,408,195,599	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	95,415,993	61,511,112	78,843,635	111,173,754	122,111,771	162,157,741	214,944,345	253,417,078	368,580,469	534,109,757	408,115,121	205,493,705	128,037,781	18,066,507	2,761,978,769	13.53%
	Current and Less Than 30 Days Past Due	95,341,407	61,511,112	78,843,635	111,008,813	121,809,015	161,432,041	214,944,345	253,076,941	366,977,241	532,007,375	408,115,121	205,156,166	127,847,913	18,066,507	2,756,137,631	99.79%
	30 to 59 Days Past Due	74,586	-	-	164,942	302,755	725,700	-	-	1,452,694	1,821,320	-	135,837	-	-	4,677,834	0.17%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	340,137	150,534	281,063	-	201,701	189,869	-	1,163,304	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	211,844,729	133,350,257	175,037,007	221,827,962	269,771,384	336,006,645	384,514,545	466,572,820	504,931,715	304,382,270	247,855,783	133,979,069	29,052,817	3,271,382	3,422,398,386	16.77%
	Current and Less Than 30 Days Past Due	211,741,107	133,219,979	174,883,973	221,827,962	269,630,730	334,641,382	383,606,828	464,918,433	503,347,530	302,780,128	247,855,783	133,565,893	29,052,817	3,271,382	3,414,343,927	99.76%
	30 to 59 Days Past Due	37,477	130,278	-	-	140,655	1,365,263	729,840	1,379,638	1,584,185	1,602,142	-	413,175	-	-	7,382,653	0.22%
	60 to 89 Days Past Due	66,145	-	153,034	-	-	-	177,878	274,750	-	-	-	-	-	-	671,806	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,848,629	6,806,045	9,495,500	11,154,217	15,614,802	21,595,459	25,745,418	33,707,561	45,165,963	67,806,650	63,986,984	63,972,726	19,469,022	1,618,352	394,987,327	1.94%
	Current and Less Than 30 Days Past Due	8,848,629	6,779,087	9,495,500	11,154,217	15,511,382	21,595,459	25,745,418	33,707,561	45,165,963	67,806,650	63,986,984	63,752,276	19,469,022	1,618,352	394,636,499	99.91%
	30 to 59 Days Past Due	-	26,958	-	-	-	-	-	-	-	-	-	220,450	-	-	247,408	0.06%
	60 to 89 Days Past Due	-	-	-	-	103,420	-	-	-	-	-	-	-	-	-	103,420	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,641,945	6,864,863	8,073,727	11,210,680	12,558,307	18,606,203	21,075,889	33,090,660	56,007,317	75,036,572	36,219,857	20,655,391	4,221,279	-	312,262,691	1.53%
	Current and Less Than 30 Days Past Due	8,641,945	6,864,863	8,073,727	11,210,680	12,558,307	18,606,203	20,922,391	32,876,444	56,007,317	74,761,154	36,118,355	20,628,191	4,221,279	-	311,490,858	99.75%
	30 to 59 Days Past Due	-	-	-	-	-	-	111,752	214,216	-	275,418	101,502	27,200	-	-	730,088	0.23%
	60 to 89 Days Past Due	-	-	-	-	-	-	41,745	-	-	-	-	-	-	-	41,745	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,072,673	8,249,751	8,333,883	10,345,387	20,523,798	25,352,530	34,511,942	48,168,503	61,324,904	100,327,297	54,755,570	54,891,651	13,539,091	-	450,396,981	2.21%
	Current and Less Than 30 Days Past Due	10,072,673	8,249,751	8,281,175	10,345,387	20,523,798	25,352,530	34,511,942	48,168,503	61,324,904	99,802,191	54,755,570	54,891,651	13,539,091	-	449,819,166	99.87%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	209,442	-	-	-	-	209,442	0.05%
	60 to 89 Days Past Due	-	-	52,709	-	-	-	-	-	-	315,664	-	-	-	-	368,373	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	518,026	182,228	729,310	-	289,052	633,860	477,430	-	303,705	1,908,759	1,035,200	381,406	-	-	6,458,976	0.03%
	Current and Less Than 30 Days Past Due	518,026	182,228	729,310	-	289,052	633,860	477,430	-	303,705	1,908,759	1,035,200	381,406	-	-	6,458,976	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	19,687,285	11,673,809	16,324,496	21,437,947	29,330,639	35,004,505	47,747,783	57,905,977	84,871,658	116,641,448	53,650,138	34,767,582	10,609,894	222,780	539,875,940	2.65%
	Current and Less Than 30 Days Past Due	19,687,285	11,673,809	16,324,496	21,437,947	29,330,639	34,949,554	47,747,783	57,905,977	84,804,704	115,938,514	53,513,822	34,767,582	10,609,894	222,780	538,914,785	99.82%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	66,954	429,920	136,316	-	-	-	633,190	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	54,952	-	-	-	273,014	-	-	-	-	327,965	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	493,656,283	339,419,719	422,030,371	552,856,923	700,293,993	894,290,157	1,201,487,468	1,480,319,800	1,554,247,796	1,066,800,428	694,006,121	515,538,402	215,154,636	13,545,296	10,143,647,394	49.70%
	Current and Less Than 30 Days Past Due	493,337,316	338,167,322	421,213,768	552,218,612	699,148,778	892,779,541	1,198,999,177	1,476,158,736	1,549,799,766	1,063,735,360	692,196,223	514,982,825	214,724,138	13,545,296	10,121,006,859	99.78%
	30 to 59 Days Past Due	318,968	1,063,044	371,295	638,310	805,961	1,510,616	1,741,593	2,703,305	4,448,030	2,282,401	1,639,797	555,577	430,498	-	18,509,394	0.18%
	60 to 89 Days Past Due	-	189,352	445,308	-	339,254	-	746,698	1,457,760	-	782,668	170,101	-	-	-	4,131,141	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,310,010	2,311,418	2,622,295	2,512,513	2,981,090	3,579,145	4,981,073	7,066,274	11,212,956	17,246,352	7,782,019	5,609,723	1,092,582	-	71,307,451	0.35%
	Current and Less Than 30 Days Past Due	2,310,010	2,311,418	2,622,295	2,512,513	2,981,090	3,579,145	4,981,073	7,066,274	11,212,956	17,246,352	7,782,019	5,609,723	1,092,582	-	71,307,451	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	61,303,331	42,574,825	56,884,784	73,376,231	85,199,230	95,395,485	115,794,367	135,555,218	163,511,203	218,424,708	257,410,892	216,890,279	115,628,689	10,123,404	1,648,072,644	8.08%
	Current and Less Than 30 Days Past Due	61,176,466	42,574,825	56,782,962	73,212,553	85,199,230	95,356,598	115,590,033	135,141,232	163,511,203	218,262,551	257,088,717	216,187,481	115,336,545	10,123,404	1,645,543,798	99.85%
	30 to 59 Days Past Due	126,864	-	101,822	85,326	-	38,887	204,335	413,986	-	162,157	322,175	702,798	292,143	-	2,450,493	0.15%
	60 to 89 Days Past Due	-	-	-	78,353	-	-	-	-	-	-	-	-	-	-	78,353	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,612,698	11,823,384	17,765,520	21,548,549	24,581,040	35,929,137	43,852,920	59,727,902	91,354,037	147,896,279	88,789,578	35,966,583	8,765,570	220,604	603,833,800	2.96%
	Current and Less Than 30 Days Past Due	15,595,396	11,823,384	17,765,520	21,548,549	24,581,040	35,929,137	43,374,290	59,727,902	91,170,729	147,778,886	88,789,578	35,966,583	8,765,570	220,604	603,037,169	99.87%
	30 to 59 Days Past Due	17,302	-	-	-	-	-	478,630	-	183,307	-	-	-	-	-	679,239	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	117,392	-	-	-	-	117,392	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,464,255	1,504,607	773,637	1,902,347	3,562,653	3,585,093	3,766,584	6,067,240	7,677,951	11,213,175	6,469,075	4,042,867	945,757	-	52,975,241	0.26%
	Current and Less Than 30 Days Past Due	1,464,255	1,504,607	773,637	1,902,347	3,562,653	3,585,093	3,766,584	6,067,240	7,677,951	11,213,175	6,469,075	4,042,867	945,757	-	52,975,241	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	929,375,857	626,272,018	796,914,166	1,039,346,511	1,286,817,759	1,632,135,960	2,098,899,762	2,581,599,033	2,949,189,674	2,661,793,694	1,920,076,338	1,292,189,384	546,517,118	47,068,325	20,408,195,599	100.00%
	Current and Less Than 30 Days Past Due	928,734,515	624,862,385	795,789,998	1,038,379,580	1,285,125,714	1,628,440,542	2,094,667,292	2,574,815,242	2,941,303,970	2,653,241,095	1,917,706,447	1,289,932,645	545,604,608	47,068,325	20,365,672,359	99.79%
	30 to 59 Days Past Due	575,197	1,220,280	473,117	888,578	1,249,371	3,640,467	3,266,149	4,711,145	7,735,170	6,782,799	2,199,790	2,055,038	722,641	-	35,519,741	0.17%
	60 to 89 Days Past Due	66,145	189,352	651,051	78,353	442,674	54,952	966,321	2,072,646	150,534	1,769,801	170,101	201,701	189,869	-	7,003,499	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	2/29/2016 3/14/2016
Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	23,454,481	16,093,224	23,452,285	32,595,764	41,124,351	46,525,548	57,300,914	77,684,744	78,709,473	68,347,928	62,642,427	36,614,535	17,401,163	1,691,588	583,638,424	2.86%
<=599	6,778,558	6,563,511	10,864,403	11,340,146	16,221,904	31,614,030	42,882,794	62,667,003	90,317,242	88,991,591	67,228,202	42,777,500	14,063,107	1,040,590	493,350,582	2.42%
600-650	12,948,721	9,530,641	17,277,639	19,354,299	32,736,651	51,476,585	74,484,533	116,616,313	153,558,972	145,907,216	113,923,925	71,966,722	33,698,516	2,888,320	856,369,053	4.20%
651-700	33,024,821	27,280,557	39,824,876	62,257,265	81,774,127	113,468,932	186,513,691	246,903,144	312,892,200	309,230,604	217,131,491	158,419,164	64,679,288	3,318,826	1,856,718,987	9.10%
701-750	77,148,798	66,199,269	88,677,534	115,129,189	143,819,759	203,286,331	282,071,351	376,138,608	473,870,674	411,719,117	311,014,422	212,457,225	106,929,191	9,560,869	2,878,022,336	14.10%
751-800	123,742,621	86,757,698	127,872,940	165,127,955	229,674,752	286,196,535	375,842,314	473,718,890	550,428,768	501,360,181	371,478,684	250,693,063	103,490,223	9,940,240	3,656,324,864	17.92%
>800	652,277,856	413,847,118	488,944,489	633,541,893	741,466,215	899,568,000	1,079,804,165	1,227,870,331	1,289,412,346	1,136,237,058	776,657,188	519,261,175	206,255,630	18,627,891	10,083,771,354	49.41%
Total	929,375,857	626,272,018	796,914,166	1,039,346,511	1,286,817,759	1,632,135,960	2,098,899,762	2,581,599,033	2,949,189,674	2,661,793,694	1,920,076,338	1,292,189,384	546,517,118	47,068,325	20,408,195,599	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.